Shareholder Report, Holdings (Details)	Apr. 30, 2026
Schwab International Opportunities Fund | Schwab Emerging Markets Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab International Opportunities Fund | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab International Opportunities Fund | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Opportunities Fund | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab International Opportunities Fund | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab International Opportunities Fund | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab International Opportunities Fund | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Opportunities Fund | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Opportunities Fund | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab International Opportunities Fund | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab International Opportunities Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab International Opportunities Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.80%	[1]
Schwab International Opportunities Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab International Opportunities Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[1]
Schwab International Opportunities Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[1]
Schwab International Opportunities Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
Schwab International Opportunities Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab International Opportunities Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab International Opportunities Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Schwab International Opportunities Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
Schwab International Opportunities Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab International Opportunities Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
Schwab International Opportunities Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1],[2]
Schwab International Opportunities Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Schwab International Opportunities Fund | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab International Opportunities Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	10.60%	[1]
Schwab International Opportunities Fund | JAPAN
Holdings [Line Items]
Percent of Total Investments	17.70%	[1]
Schwab International Opportunities Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	19.50%	[1]
Schwab International Opportunities Fund | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Schwab International Opportunities Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab International Opportunities Fund | CANADA
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab International Opportunities Fund | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab International Opportunities Fund | FRANCE
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Schwab International Opportunities Fund | GERMANY
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Schwab International Opportunities Fund | CHINA
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab International Opportunities Fund | TAIWAN
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab Core Equity Fund | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Core Equity Fund | Fidelity National Information Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Core Equity Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Schwab Core Equity Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Schwab Core Equity Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Core Equity Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Core Equity Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Schwab Core Equity Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Core Equity Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Core Equity Fund | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Core Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Schwab Core Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Core Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.70%
Schwab Core Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%
Schwab Core Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Schwab Core Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab Core Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Core Equity Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Core Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab Core Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
Schwab Core Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
Schwab Core Equity Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[2]
Schwab Dividend Equity Fund | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Dividend Equity Fund | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Dividend Equity Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Dividend Equity Fund | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Dividend Equity Fund | Coca-Cola Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Dividend Equity Fund | Philip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Dividend Equity Fund | Duke Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Dividend Equity Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Dividend Equity Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Dividend Equity Fund | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Dividend Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
Schwab Dividend Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Schwab Dividend Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
Schwab Dividend Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
Schwab Dividend Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
Schwab Dividend Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Schwab Dividend Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Dividend Equity Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Dividend Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab Dividend Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Schwab Dividend Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Schwab Large-Cap Growth Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Schwab Large-Cap Growth Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Schwab Large-Cap Growth Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Schwab Large-Cap Growth Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Schwab Large-Cap Growth Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Large-Cap Growth Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Large-Cap Growth Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Large-Cap Growth Fund | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Large-Cap Growth Fund | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Large-Cap Growth Fund | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Large-Cap Growth Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Large-Cap Growth Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
Schwab Large-Cap Growth Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	48.50%
Schwab Large-Cap Growth Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Large-Cap Growth Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%
Schwab Large-Cap Growth Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Large-Cap Growth Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
Schwab Large-Cap Growth Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab Small-Cap Equity Fund | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab Small-Cap Equity Fund | Associated Banc-Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Small-Cap Equity Fund | Axos Financial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Small-Cap Equity Fund | International Bancshares Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Small-Cap Equity Fund | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Small-Cap Equity Fund | Enova International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund | Outfront Media, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund | EnerSys [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Small-Cap Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[1]
Schwab Small-Cap Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.80%	[1]
Schwab Small-Cap Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%	[1]
Schwab Small-Cap Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%	[1]
Schwab Small-Cap Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.40%	[1]
Schwab Small-Cap Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[1]
Schwab Small-Cap Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
Schwab Small-Cap Equity Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab Small-Cap Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Schwab Small-Cap Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
Schwab Small-Cap Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Schwab Small-Cap Equity Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab Health Care Fund | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Schwab Health Care Fund | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Schwab Health Care Fund | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Health Care Fund | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Health Care Fund | Gilead Sciences, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Health Care Fund | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Health Care Fund | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Health Care Fund | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Health Care Fund | Stryker Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Health Care Fund | Amgen, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Health Care Fund | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Total Investments	42.10%
Schwab Health Care Fund | Biotechnology [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Schwab Health Care Fund | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Schwab Health Care Fund | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab Health Care Fund | Managed Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab Health Care Fund | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab Health Care Fund | Health Care Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Schwab Health Care Fund | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Health Care Fund | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Health Care Fund | Data Processing & Outsourced Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Schwab Health Care Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	81.80%
Schwab Health Care Fund | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab Health Care Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	4.80%
Schwab Health Care Fund | JAPAN
Holdings [Line Items]
Percent of Total Investments	3.10%
Schwab Health Care Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Schwab International Core Equity Fund | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab International Core Equity Fund | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab International Core Equity Fund | ABB Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab International Core Equity Fund | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab International Core Equity Fund | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab International Core Equity Fund | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab International Core Equity Fund | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab International Core Equity Fund | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab International Core Equity Fund | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab International Core Equity Fund | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab International Core Equity Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
Schwab International Core Equity Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%
Schwab International Core Equity Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Schwab International Core Equity Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	22.70%
Schwab International Core Equity Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab International Core Equity Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab International Core Equity Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab International Core Equity Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Schwab International Core Equity Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Schwab International Core Equity Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab International Core Equity Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Schwab International Core Equity Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%	[2]
Schwab International Core Equity Fund | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab International Core Equity Fund | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab International Core Equity Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.00%
Schwab International Core Equity Fund | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.90%
Schwab International Core Equity Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
Schwab International Core Equity Fund | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	7.10%
Schwab International Core Equity Fund | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab International Core Equity Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab International Core Equity Fund | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	5.30%
Schwab International Core Equity Fund | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.30%
Schwab International Core Equity Fund | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab International Core Equity Fund | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab S&P 500 Index Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Schwab S&P 500 Index Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab S&P 500 Index Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab S&P 500 Index Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab S&P 500 Index Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Schwab S&P 500 Index Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab S&P 500 Index Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab S&P 500 Index Fund | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab S&P 500 Index Fund | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab S&P 500 Index Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab S&P 500 Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab S&P 500 Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab S&P 500 Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.00%	[1]
Schwab S&P 500 Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
Schwab S&P 500 Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab S&P 500 Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab S&P 500 Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[1]
Schwab S&P 500 Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[1]
Schwab S&P 500 Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
Schwab S&P 500 Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[1]
Schwab S&P 500 Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab S&P 500 Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2],[3]
Schwab Small-Cap Index Fund | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Small-Cap Index Fund | Credo Technology Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Small-Cap Index Fund | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Small-Cap Index Fund | Coeur Mining, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab Small-Cap Index Fund | Nextpower, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Small-Cap Index Fund | IonQ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Small-Cap Index Fund | Sterling Infrastructure, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Small-Cap Index Fund | Advanced Energy Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Small-Cap Index Fund | EchoStar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Small-Cap Index Fund | TTM Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Small-Cap Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.00%	[1]
Schwab Small-Cap Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[1]
Schwab Small-Cap Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%	[1]
Schwab Small-Cap Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.40%	[1]
Schwab Small-Cap Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Small-Cap Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
Schwab Small-Cap Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
Schwab Small-Cap Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
Schwab Small-Cap Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab Small-Cap Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab Small-Cap Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%	[1]
Schwab Small-Cap Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1],[2]
Schwab Total Stock Market Index Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Total Stock Market Index Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Total Stock Market Index Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Total Stock Market Index Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Total Stock Market Index Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab Total Stock Market Index Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Total Stock Market Index Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Total Stock Market Index Fund | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Total Stock Market Index Fund | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab Total Stock Market Index Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Total Stock Market Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab Total Stock Market Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab Total Stock Market Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[1]
Schwab Total Stock Market Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	12.40%	[1]
Schwab Total Stock Market Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Schwab Total Stock Market Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Schwab Total Stock Market Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
Schwab Total Stock Market Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab Total Stock Market Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[1]
Schwab Total Stock Market Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1]
Schwab Total Stock Market Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Total Stock Market Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1],[2]
Schwab U.S. Large-Cap Growth Index Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Schwab U.S. Large-Cap Growth Index Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab U.S. Large-Cap Growth Index Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab U.S. Large-Cap Growth Index Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab U.S. Large-Cap Growth Index Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Schwab U.S. Large-Cap Growth Index Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Schwab U.S. Large-Cap Growth Index Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab U.S. Large-Cap Growth Index Fund | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab U.S. Large-Cap Growth Index Fund | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab U.S. Large-Cap Growth Index Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab U.S. Large-Cap Growth Index Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.00%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[1]
Schwab U.S. Large-Cap Growth Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
Schwab U.S. Large-Cap Value Index Fund | Walmart, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab U.S. Large-Cap Value Index Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab U.S. Large-Cap Value Index Fund | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab U.S. Large-Cap Value Index Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Schwab U.S. Large-Cap Value Index Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Schwab U.S. Large-Cap Value Index Fund | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab U.S. Large-Cap Value Index Fund | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab U.S. Large-Cap Value Index Fund | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Schwab U.S. Large-Cap Value Index Fund | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab U.S. Large-Cap Value Index Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab U.S. Large-Cap Value Index Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Schwab U.S. Large-Cap Value Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.30%	[1]
Schwab U.S. Large-Cap Value Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
Schwab U.S. Large-Cap Value Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[1]
Schwab U.S. Large-Cap Value Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.40%	[1]
Schwab U.S. Large-Cap Value Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Schwab U.S. Large-Cap Value Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%	[1]
Schwab U.S. Large-Cap Value Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab U.S. Large-Cap Value Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab U.S. Large-Cap Value Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Schwab U.S. Large-Cap Value Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[1]
Schwab U.S. Large-Cap Value Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%	[1]
Schwab U.S. Large-Cap Value Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[1],[2]
Schwab U.S. Mid-Cap Index Fund | Sandisk Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab U.S. Mid-Cap Index Fund | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab U.S. Mid-Cap Index Fund | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab U.S. Mid-Cap Index Fund | Vertiv Holdings Co., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab U.S. Mid-Cap Index Fund | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab U.S. Mid-Cap Index Fund | Howmet Aerospace, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap Index Fund | Bank of New York Mellon Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap Index Fund | Cummins, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab U.S. Mid-Cap Index Fund | Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap Index Fund | Monolithic Power Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Schwab U.S. Mid-Cap Index Fund | Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
Schwab U.S. Mid-Cap Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.30%	[1]
Schwab U.S. Mid-Cap Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab U.S. Mid-Cap Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
Schwab U.S. Mid-Cap Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%	[1]
Schwab U.S. Mid-Cap Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab U.S. Mid-Cap Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%	[1]
Schwab U.S. Mid-Cap Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%	[1]
Schwab U.S. Mid-Cap Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab U.S. Mid-Cap Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
Schwab U.S. Mid-Cap Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
Schwab U.S. Mid-Cap Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
Schwab U.S. Mid-Cap Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1],[2]
Schwab International Index Fund | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab International Index Fund | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab International Index Fund | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab International Index Fund | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab International Index Fund | Siemens AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Index Fund | Commonwealth Bank of Australia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab International Index Fund | Mitsubishi UFJ Financial Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab International Index Fund | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Schwab International Index Fund | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab International Index Fund | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab International Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%	[1]
Schwab International Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%	[1]
Schwab International Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%	[1]
Schwab International Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%	[1]
Schwab International Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Schwab International Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab International Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%	[1]
Schwab International Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[1]
Schwab International Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab International Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab International Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab International Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1],[2]
Schwab International Index Fund | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	9.20%	[1]
Schwab International Index Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	14.80%	[1]
Schwab International Index Fund | JAPAN
Holdings [Line Items]
Percent of Total Investments	23.00%	[1]
Schwab International Index Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
Schwab International Index Fund | ITALY
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab International Index Fund | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Schwab International Index Fund | SPAIN
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab International Index Fund | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab International Index Fund | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.00%	[1]
Schwab International Index Fund | GERMANY
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab International Index Fund | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Fundamental U.S. Large Company Index Fund | JPMorgan Chase & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental U.S. Large Company Index Fund | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Fundamental U.S. Large Company Index Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Fundamental U.S. Large Company Index Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Fundamental U.S. Large Company Index Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Fundamental U.S. Large Company Index Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental U.S. Large Company Index Fund | UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Fundamental U.S. Large Company Index Fund | Intel Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Schwab Fundamental U.S. Large Company Index Fund | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab Fundamental U.S. Large Company Index Fund | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Schwab Fundamental U.S. Large Company Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.90%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
Schwab Fundamental U.S. Large Company Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1],[2]
Schwab Fundamental U.S. Small Company Index Fund | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company Index Fund | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental U.S. Small Company Index Fund | Amkor Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company Index Fund | Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company Index Fund | Viasat, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company Index Fund | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Schwab Fundamental U.S. Small Company Index Fund | EchoStar Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company Index Fund | TTM Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company Index Fund | Compass, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company Index Fund | Tronox Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental U.S. Small Company Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
Schwab Fundamental U.S. Small Company Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1],[2]
Schwab Fundamental International Equity Index Fund | Samsung Electronics Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Fundamental International Equity Index Fund | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Fundamental International Equity Index Fund | Total Energies SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Schwab Fundamental International Equity Index Fund | Glencore PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental International Equity Index Fund | BP PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Schwab Fundamental International Equity Index Fund | BHP Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Schwab Fundamental International Equity Index Fund | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Schwab Fundamental International Equity Index Fund | Toyota Motor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Schwab Fundamental International Equity Index Fund | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Fundamental International Equity Index Fund | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Schwab Fundamental International Equity Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Schwab Fundamental International Equity Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
Schwab Fundamental International Equity Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1]
Schwab Fundamental International Equity Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.90%	[1]
Schwab Fundamental International Equity Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
Schwab Fundamental International Equity Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%	[1]
Schwab Fundamental International Equity Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%	[1]
Schwab Fundamental International Equity Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%	[1]
Schwab Fundamental International Equity Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Fundamental International Equity Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Fundamental International Equity Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%	[1]
Schwab Fundamental International Equity Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%	[1],[2]
Schwab Fundamental International Equity Index Fund | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Fundamental International Equity Index Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	13.60%	[1]
Schwab Fundamental International Equity Index Fund | JAPAN
Holdings [Line Items]
Percent of Total Investments	22.30%	[1]
Schwab Fundamental International Equity Index Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Schwab Fundamental International Equity Index Fund | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Equity Index Fund | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab Fundamental International Equity Index Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	9.70%	[1]
Schwab Fundamental International Equity Index Fund | CANADA
Holdings [Line Items]
Percent of Total Investments	8.80%	[1]
Schwab Fundamental International Equity Index Fund | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.80%	[1]
Schwab Fundamental International Equity Index Fund | FRANCE
Holdings [Line Items]
Percent of Total Investments	8.00%	[1]
Schwab Fundamental International Equity Index Fund | GERMANY
Holdings [Line Items]
Percent of Total Investments	7.50%	[1]
Schwab Fundamental International Small Equity Index Fund | Daewoo Engineering & Construction Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Schwab Fundamental International Small Equity Index Fund | Ibiden Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Schwab Fundamental International Small Equity Index Fund | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity Index Fund | LS Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity Index Fund | Celestica, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity Index Fund | DL E&C Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity Index Fund | Samsung E&A Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity Index Fund | Baytex Energy Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity Index Fund | Constellium SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Schwab Fundamental International Small Equity Index Fund | GS Engineering & Construction Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Schwab Fundamental International Small Equity Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%	[1]
Schwab Fundamental International Small Equity Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Fundamental International Small Equity Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%	[1]
Schwab Fundamental International Small Equity Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	11.70%	[1]
Schwab Fundamental International Small Equity Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%	[1]
Schwab Fundamental International Small Equity Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab Fundamental International Small Equity Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[1]
Schwab Fundamental International Small Equity Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.60%	[1]
Schwab Fundamental International Small Equity Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[1]
Schwab Fundamental International Small Equity Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[1]
Schwab Fundamental International Small Equity Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[1]
Schwab Fundamental International Small Equity Index Fund | Shortterm Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1],[2]
Schwab Fundamental International Small Equity Index Fund | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Fundamental International Small Equity Index Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	7.40%	[1]
Schwab Fundamental International Small Equity Index Fund | JAPAN
Holdings [Line Items]
Percent of Total Investments	29.70%	[1]
Schwab Fundamental International Small Equity Index Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%	[1]
Schwab Fundamental International Small Equity Index Fund | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	10.20%	[1]
Schwab Fundamental International Small Equity Index Fund | CANADA
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab Fundamental International Small Equity Index Fund | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	4.90%	[1]
Schwab Fundamental International Small Equity Index Fund | FRANCE
Holdings [Line Items]
Percent of Total Investments	4.00%	[1]
Schwab Fundamental International Small Equity Index Fund | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
Schwab Fundamental International Small Equity Index Fund | SWEDEN
Holdings [Line Items]
Percent of Total Investments	3.20%	[1]
Schwab Fundamental International Small Equity Index Fund | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Fundamental Emerging Markets Equity Index Fund | Vale SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Fundamental Emerging Markets Equity Index Fund | Petroleo Brasileiro SA - Petrobras - Preferred Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Fundamental Emerging Markets Equity Index Fund | Alibaba Group Holding Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Fundamental Emerging Markets Equity Index Fund | Petroleo Brasileiro SA - Petrobras - Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Fundamental Emerging Markets Equity Index Fund | Hon Hai Precision Industry Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab Fundamental Emerging Markets Equity Index Fund | China Construction Bank Corp., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Fundamental Emerging Markets Equity Index Fund | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Schwab Fundamental Emerging Markets Equity Index Fund | JD.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Schwab Fundamental Emerging Markets Equity Index Fund | PetroChina Co. Ltd., H Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Schwab Fundamental Emerging Markets Equity Index Fund | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.70%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	23.50%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	12.60%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | CHINA
Holdings [Line Items]
Percent of Total Investments	30.30%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | TAIWAN
Holdings [Line Items]
Percent of Total Investments	21.60%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | BRAZIL
Holdings [Line Items]
Percent of Total Investments	14.60%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | INDIA
Holdings [Line Items]
Percent of Total Investments	9.00%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	5.30%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | MEXICO
Holdings [Line Items]
Percent of Total Investments	3.80%	[1]
Schwab Fundamental Emerging Markets Equity Index Fund | THAILAND
Holdings [Line Items]
Percent of Total Investments	2.80%	[1]
Schwab Balanced Fund | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%	[4]
Schwab Balanced Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%	[4]
Schwab Balanced Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%	[4]
Schwab Balanced Fund | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
Schwab Balanced Fund | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.50%	[4]
Schwab Balanced Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
Schwab Balanced Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	41.90%
Schwab Balanced Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
Schwab Balanced Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	36.60%
Schwab Balanced Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
Schwab Balanced Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Schwab MarketTrack All Equity Portfolio™ | Schwab Fundamental Emerging Markets Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab MarketTrack All Equity Portfolio™ | Schwab Fundamental U.S. Small Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab MarketTrack All Equity Portfolio™ | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Schwab MarketTrack All Equity Portfolio™ | Schwab International Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Schwab MarketTrack All Equity Portfolio™ | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Schwab MarketTrack All Equity Portfolio™ | Schwab U.S. Large-Cap Growth Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Schwab MarketTrack All Equity Portfolio™ | Schwab Fundamental International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab MarketTrack All Equity Portfolio™ | Schwab Small-Cap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Schwab MarketTrack All Equity Portfolio™ | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Schwab MarketTrack All Equity Portfolio™ | Schwab Fundamental International Small Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Schwab MarketTrack All Equity Portfolio™ | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	50.10%
Schwab MarketTrack All Equity Portfolio™ | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	28.30%
Schwab MarketTrack All Equity Portfolio™ | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Schwab MarketTrack All Equity Portfolio™ | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Schwab MarketTrack All Equity Portfolio™ | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Schwab MarketTrack Growth Portfolio™ | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Schwab MarketTrack Growth Portfolio™ | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Schwab MarketTrack Growth Portfolio™ | Schwab International Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Schwab MarketTrack Growth Portfolio™ | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Schwab MarketTrack Growth Portfolio™ | Schwab U.S. Large-Cap Growth Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Schwab MarketTrack Growth Portfolio™ | Schwab Fundamental International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Schwab MarketTrack Growth Portfolio™ | Schwab Small-Cap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Schwab MarketTrack Growth Portfolio™ | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab MarketTrack Growth Portfolio™ | Schwab Fundamental International Small Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab MarketTrack Growth Portfolio™ | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab MarketTrack Growth Portfolio™ | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	43.70%
Schwab MarketTrack Growth Portfolio™ | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
Schwab MarketTrack Growth Portfolio™ | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	16.10%
Schwab MarketTrack Growth Portfolio™ | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
Schwab MarketTrack Growth Portfolio™ | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
Schwab MarketTrack Growth Portfolio™ | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab MarketTrack Growth Portfolio™ | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab MarketTrack Balanced Portfolio™ | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Schwab MarketTrack Balanced Portfolio™ | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Schwab MarketTrack Balanced Portfolio™ | Schwab International Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Schwab MarketTrack Balanced Portfolio™ | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Schwab MarketTrack Balanced Portfolio™ | Schwab U.S. Large-Cap Growth Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Schwab MarketTrack Balanced Portfolio™ | Schwab Fundamental International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab MarketTrack Balanced Portfolio™ | Schwab Small-Cap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab MarketTrack Balanced Portfolio™ | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab MarketTrack Balanced Portfolio™ | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab MarketTrack Balanced Portfolio™ | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab MarketTrack Balanced Portfolio™ | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
Schwab MarketTrack Balanced Portfolio™ | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
Schwab MarketTrack Balanced Portfolio™ | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%
Schwab MarketTrack Balanced Portfolio™ | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab MarketTrack Balanced Portfolio™ | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab MarketTrack Balanced Portfolio™ | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab MarketTrack Balanced Portfolio™ | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Schwab MarketTrack Balanced Portfolio™ | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Schwab MarketTrack Balanced Portfolio™ | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Schwab MarketTrack Conservative Portfolio™ | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Schwab MarketTrack Conservative Portfolio™ | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.00%
Schwab MarketTrack Conservative Portfolio™ | Schwab International Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab MarketTrack Conservative Portfolio™ | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab MarketTrack Conservative Portfolio™ | Schwab U.S. Large-Cap Growth Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab MarketTrack Conservative Portfolio™ | Schwab Fundamental International Equity Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Schwab MarketTrack Conservative Portfolio™ | Schwab Small-Cap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab MarketTrack Conservative Portfolio™ | Schwab U.S. REIT ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Schwab MarketTrack Conservative Portfolio™ | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab MarketTrack Conservative Portfolio™ | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab MarketTrack Conservative Portfolio™ | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
Schwab MarketTrack Conservative Portfolio™ | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
Schwab MarketTrack Conservative Portfolio™ | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	48.20%
Schwab MarketTrack Conservative Portfolio™ | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab MarketTrack Conservative Portfolio™ | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab MarketTrack Conservative Portfolio™ | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Schwab MarketTrack Conservative Portfolio™ | Real Estate - U.S. REITs [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab MarketTrack Conservative Portfolio™ | Fixed Income - High-Yield Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab MarketTrack Conservative Portfolio™ | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Schwab Target 2010 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab Target 2010 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Target 2010 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Schwab Target 2010 Fund | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.30%
Schwab Target 2010 Fund | Schwab Government Money Fund, Ultra Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Target 2010 Fund | Schwab Treasury Inflation Protected Securities Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Target 2010 Fund | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Schwab Target 2010 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Schwab Target 2010 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Target 2010 Fund | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Schwab Target 2010 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	21.80%
Schwab Target 2010 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
Schwab Target 2010 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	45.90%
Schwab Target 2010 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Target 2010 Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab Target 2010 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Target 2010 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Target 2010 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%
Schwab Target 2010 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Target 2010 Fund | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Target 2015 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Schwab Target 2015 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Target 2015 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Schwab Target 2015 Fund | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Schwab Target 2015 Fund | Schwab Treasury Inflation Protected Securities Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Schwab Target 2015 Fund | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Schwab Target 2015 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Target 2015 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Target 2015 Fund | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Schwab Target 2015 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Schwab Target 2015 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
Schwab Target 2015 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
Schwab Target 2015 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
Schwab Target 2015 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Target 2015 Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Target 2015 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
Schwab Target 2015 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Target 2015 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
Schwab Target 2015 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Schwab Target 2015 Fund | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab Target 2020 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Target 2020 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Schwab Target 2020 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Schwab Target 2020 Fund | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Schwab Target 2020 Fund | Schwab Treasury Inflation Protected Securities Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2020 Fund | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Schwab Target 2020 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2020 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Target 2020 Fund | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Schwab Target 2020 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Schwab Target 2020 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
Schwab Target 2020 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
Schwab Target 2020 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	40.50%
Schwab Target 2020 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Target 2020 Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Schwab Target 2020 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Target 2020 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
Schwab Target 2020 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Schwab Target 2020 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Target 2020 Fund | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Schwab Target 2025 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Target 2025 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2025 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Schwab Target 2025 Fund | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Schwab Target 2025 Fund | Schwab Treasury Inflation Protected Securities Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2025 Fund | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Target 2025 Fund | Allspring Core Plus Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Schwab Target 2025 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2025 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Schwab Target 2025 Fund | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Schwab Target 2025 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
Schwab Target 2025 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
Schwab Target 2025 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	39.00%
Schwab Target 2025 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Schwab Target 2025 Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Target 2025 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Target 2025 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Schwab Target 2025 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Schwab Target 2025 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab Target 2025 Fund | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
Schwab Target 2030 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Target 2030 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Schwab Target 2030 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Schwab Target 2030 Fund | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Schwab Target 2030 Fund | Schwab Short-Term Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Target 2030 Fund | Allspring Core Plus Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Target 2030 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Schwab Target 2030 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Schwab Target 2030 Fund | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Schwab Target 2030 Fund | PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Target 2030 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%
Schwab Target 2030 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%
Schwab Target 2030 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	30.50%
Schwab Target 2030 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab Target 2030 Fund | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
Schwab Target 2030 Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Schwab Target 2030 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab Target 2030 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab Target 2030 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Schwab Target 2030 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab Target 2030 Fund | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
Schwab Target 2035 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Target 2035 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Schwab Target 2035 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Schwab Target 2035 Fund | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Schwab Target 2035 Fund | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Target 2035 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Schwab Target 2035 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Target 2035 Fund | Baird Aggregate Bond Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Target 2035 Fund | PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2035 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Target 2035 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%
Schwab Target 2035 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
Schwab Target 2035 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	22.50%
Schwab Target 2035 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Target 2035 Fund | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2035 Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Target 2035 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Target 2035 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Schwab Target 2035 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab Target 2035 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Schwab Target 2035 Fund | Fixed Income - Inflation-Protected Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab Target 2040 Fund | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Schwab Target 2040 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Schwab Target 2040 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Schwab Target 2040 Fund | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2040 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Schwab Target 2040 Fund | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Schwab Target 2040 Fund | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2040 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Schwab Target 2040 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Target 2040 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2040 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	42.60%
Schwab Target 2040 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	20.70%
Schwab Target 2040 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	16.70%
Schwab Target 2040 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Schwab Target 2040 Fund | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Schwab Target 2040 Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Target 2040 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Schwab Target 2040 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Target 2040 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Target 2040 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2045 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Schwab Target 2045 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Schwab Target 2045 Fund | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Schwab Target 2045 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Schwab Target 2045 Fund | Schwab U.S. Aggregate Bond Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Target 2045 Fund | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Target 2045 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Schwab Target 2045 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Target 2045 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Target 2045 Fund | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2045 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
Schwab Target 2045 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	22.60%
Schwab Target 2045 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
Schwab Target 2045 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
Schwab Target 2045 Fund | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Schwab Target 2045 Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Target 2045 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Schwab Target 2045 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Target 2045 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Schwab Target 2045 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2050 Fund | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Target 2050 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Schwab Target 2050 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Schwab Target 2050 Fund | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Schwab Target 2050 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Schwab Target 2050 Fund | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2050 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Schwab Target 2050 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2050 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Target 2050 Fund | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Schwab Target 2050 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	46.70%
Schwab Target 2050 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	24.70%
Schwab Target 2050 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
Schwab Target 2050 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Target 2050 Fund | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Schwab Target 2050 Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Schwab Target 2050 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Schwab Target 2050 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
Schwab Target 2050 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
Schwab Target 2050 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Schwab Target 2055 Fund | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Target 2055 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Schwab Target 2055 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Schwab Target 2055 Fund | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Target 2055 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Schwab Target 2055 Fund | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2055 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Schwab Target 2055 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2055 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Schwab Target 2055 Fund | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Schwab Target 2055 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	48.10%
Schwab Target 2055 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	25.10%
Schwab Target 2055 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Schwab Target 2055 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
Schwab Target 2055 Fund | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Schwab Target 2055 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Schwab Target 2055 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Schwab Target 2055 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Schwab Target 2055 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Target 2060 Fund | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Schwab Target 2060 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Schwab Target 2060 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Schwab Target 2060 Fund | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Schwab Target 2060 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Schwab Target 2060 Fund | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Target 2060 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Schwab Target 2060 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2060 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Target 2060 Fund | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab Target 2060 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%
Schwab Target 2060 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
Schwab Target 2060 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Schwab Target 2060 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
Schwab Target 2060 Fund | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
Schwab Target 2060 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Schwab Target 2060 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Schwab Target 2060 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Target 2060 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Target 2065 Fund | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Target 2065 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Schwab Target 2065 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Schwab Target 2065 Fund | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Target 2065 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Schwab Target 2065 Fund | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Schwab Target 2065 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Schwab Target 2065 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2065 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Target 2065 Fund | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Schwab Target 2065 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	49.80%
Schwab Target 2065 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
Schwab Target 2065 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Target 2065 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
Schwab Target 2065 Fund | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Target 2065 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Target 2065 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Schwab Target 2065 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Schwab Target 2065 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Schwab Target 2070 Fund | Schwab Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Target 2070 Fund | Schwab Select Large Cap Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Schwab Target 2070 Fund | Schwab International Opportunities Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Schwab Target 2070 Fund | Schwab Small-Cap Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Schwab Target 2070 Fund | Schwab S&P 500 Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Schwab Target 2070 Fund | Schwab Fundamental U.S. Large Company Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Schwab Target 2070 Fund | Schwab International Core Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Schwab Target 2070 Fund | Dodge & Cox Stock Fund, Class I [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Schwab Target 2070 Fund | Schwab Global Real Estate Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Schwab Target 2070 Fund | Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Schwab Target 2070 Fund | U.S. Stocks - Large-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	50.00%
Schwab Target 2070 Fund | International Stocks - Developed Markets [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%
Schwab Target 2070 Fund | Fixed Income - Intermediate-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Target 2070 Fund | U.S. Stocks - Small-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
Schwab Target 2070 Fund | International Stocks - Emerging Markets [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Schwab Target 2070 Fund | Fixed Income - International Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
Schwab Target 2070 Fund | Real Estate - Global Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
Schwab Target 2070 Fund | Fixed Income - Short-Term Bond [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
Schwab Target 2070 Fund | U.S. Stocks - Mid-Cap [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[3]	Less than 0.05%.
[4]	The holdings listed exclude any temporary liquidity investments.